Earnings per Share_Basic Earnings per Share(Details)	12 Months Ended
	Dec. 31, 2018 KRW (₩) ₩ / shares shares		Dec. 31, 2018 $ / shares	[1]	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2016 KRW (₩) ₩ / shares shares
Weighted average number of ordinary shares outstanding
Beginning	418,111,537				418,111,537	386,351,693
Issue of ordinary shares related to business combination	0				0	6,421,389
Treasury shares	(21,611,579)				(19,386,575)	(9,153,437)
Weighted average number of ordinary shares outstanding	396,499,958				398,724,962	383,619,645
Basic earnings per share
Explanation Of Adjustments Of Numerator To Calculate Basic Earnings Per Share	Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31				Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31	Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31
Profit attributable to ordinary shares (A) | ₩	₩ 3,061,191,387,929				₩ 3,311,437,880,186	₩ 2,143,744,271,801
Weighted average number of ordinary shares outstanding (B)	396,499,958				398,724,962	383,619,645
Basic earnings per share (C = A / B) | (per share)	₩ 7,721	[1]	$ 6.94		₩ 8,305	₩ 5,588

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.